Fair Value of Financial Instruments - Fair value measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	$ 73,159	$ 94,881
Restricted cash	10	16,303
Investments in available-for-sale-securities	364	222
Senior and ship mortgage notes	(1,269,481)	(1,054,616)
Long-term debt, including current portion(1)	(126,962)	(193,043)
Loans payable to affiliate companies, including current portion(2)	(96,404)	(129,227)
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Cash and cash equivalents	73,159	94,881
Restricted cash	10	16,303
Investments in available-for-sale-securities	364	222
Senior and ship mortgage notes	(1,260,855)	(1,045,990)
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Senior and ship mortgage notes	(8,626)	(8,626)
Long-term debt, including current portion(1)	(126,962)	(193,043)
Loans payable to affiliate companies, including current portion(2)	$ (96,404)	$ (129,227)